Income Tax (Income)/ Expense (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Income Expense [Line Items]
Beginning of the year	$ 14,688,829
End of the year	14,330,463	$ 14,688,829
Deferred Income Tax [Member]
Income Tax Income Expense [Line Items]
Beginning of the year	14,688,829	9,924,944	$ 4,879,652
Bad Debt provisions charged to profit or loss	(257,243)
Impairment charged to profit or loss		3,376,920	25,314
Tax loss carried forward		2,094,230	4,480,627
Effect of translation	(304,207)	(707,265)	539,351
End of the year	14,127,559	14,688,829	9,924,944
Temporary differences [member]
Income Tax Income Expense [Line Items]
Beginning of the year	60,645,730	38,761,131	20,737,366
Bad Debt provisions charged to profit or loss	(1,028,972)
Impairment charged to profit or loss		13,507,681	101,256
Tax loss carried forward		8,376,919	17,922,508
Effect of translation
End of the year	$ 59,616,758	$ 60,645,730	$ 38,761,131